Stockholders' Equity (Deficit) and Stock-Based Compensation - Stock Compensation Expense by Award is Recorded in the Company's Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 16,358	$ 3,464	$ 2,515
Common Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	5,128	3,080	2,002
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation		384	513
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 11,230